ORGANIZATION AND BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION
NOTE 1 — ORGANIZATION AND BASIS OF PRESENTATION

The accompanying unaudited interim financial statements of AudioEye, Inc. and its wholly-owned subsidiary (together, the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission, and should be read in conjunction with the audited financial statements and notes thereto contained in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2018, as filed with the Securities and Exchange Commission on March 27, 2019.

In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full year. Certain prior period amounts have been reclassified to conform to current period classification. Notes to the financial statements that would substantially duplicate the disclosures contained in the audited financial statements for the year ended December 31, 2018 as reported in the Company’s Annual Report on Form 10-K have been omitted.

Corporate Information and Background

AudioEye, Inc. (“we”, “our”, the “Company”) was incorporated on May 20, 2005 in the state of Delaware. The Company has developed patented, Internet content publication and distribution software that enables conversion of any media into accessible formats and allows for real time distribution to end users on any Internet connected device. The Company’s focus is to create more comprehensive access to Internet, print, broadcast and other media to all people regardless of their network connection, device, location, or disabilities.

The Company is focused on developing innovations in the field of networked and device embedded audio technology. The Company owns a unique patent portfolio comprised of six issued patents in the United States, a notice of allowance from the U.S. Patent and Trademark Office for a seventh patent, and two U.S. patents pending with additional patents being drafted for filing with the U.S. Patent and Trademark Office and internationally.

Our common stock has been listed on the NASDAQ Capital Market under the symbol “AEYE” since September 4, 2018. Prior to September 4, 2018, our common stock was quoted on the OTCQB and the OTC Bulletin Board beginning on April 15, 2013 under the same symbol.

In August 2018, the Company sold 1,000,000 shares (the “Shares”) of its common stock at $6.25 per share for net proceeds of $5,609,215, after costs and expenses of $640,785 (the “Private Placement”). At the closing of the Private Placement, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the investors pursuant to which the Company agreed to register the Shares for resale. On September 4, 2018, the Company filed a registration statement on Form S-1 covering the resale of the securities subject to the Registration Rights Agreement.

On August 1, 2018, the Company amended its Certificate of Incorporation to implement a reverse stock split in the ratio of
1 share for every 25 shares
of common stock and to reduce the number of authorized shares of common stock from 250,000,000 to 50,000,000. As a result, 186,994,384 shares of the Company’s common stock were exchanged for 7,479,775 shares of the Company's common stock. These financial statements have been retroactively restated to reflect the reverse stock split.

Revenue Recognition

Revenue is recognized when delivery of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration that the Company expects to be entitled to in exchange for those goods or services.

We determine revenue recognition through the following five steps:

•	Identify the contract with the customer;

•	Identify the performance obligations in the contract;

•	Determine the transaction price;

•	Allocate the transaction price to the performance obligations in the contract; and

•	Recognize revenue when, or as, the performance obligations are satisfied.

Certain Software as a Service (“SaaS”) invoices are prepared on an annual basis. Any funds received for services not provided yet are held in deferred revenue and are recorded as revenue when earned. Subscription revenue is recognized on a ratable basis over the contractual subscription term of the arrangement beginning on the date that our service is made available to the customer. Payments received in advance of services being rendered are recorded as deferred revenue. Any funds received for services not provided yet are held in deferred revenue and are recorded as revenue when earned. We generate substantially all our revenue from subscription services, which are comprised of subscription fees from customers on the Ally Platform.

The following table presents our revenues disaggregated by type of good or service and sales channel:

☒	Three months ended March 31,
	2019	2018
Subscription revenue and support – Direct	$1,460,624	$945,637
Subscription revenue and support – Indirect (Strategic partners)	525,054	203,705
Total revenues	$1,985,678	$1,149,342

There were significant changes in contract liabilities balances during the quarter ended March 31, 2019. The table below summarizes the activity within the deferred revenue accounts during the quarter ended March 31, 2019:

	December 31,	Cash	Revenue	March 31,
	2018	Received	recognized	2019
Deferred revenue	$3,028,787	$1,271,112	$1,414,835	$2,885,064

As of March 31, 2019, $2,574,097 was classified as short term deferred revenue and is expected to be recognized over the next twelve months following March 31, 2019. The remaining $310,967 is long-term deferred revenue to be recognized thereafter.

At March 31, 2019, the Company had one customer representing 23% of the outstanding accounts receivable. At December 31, 2018, the Company had one customer representing 22% of the outstanding accounts receivable.

The Company had one major customer (including such customer’s affiliates) which generated approximately 12% and 13% of the Company’s revenue in the three months ended March 31, 2019 and 2018, respectively.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include the fair value of the Company’s stock, stock-based compensation and the valuation allowance related to deferred tax assets. Actual results may differ from these estimates.

Stock-Based Compensation

The Company measures the cost of services received in exchange for an award of equity instruments based on the fair value of the award. For employees and directors, the fair value of the award is measured on the grant date and for non-employees the fair value of the award is generally re-measured on vesting dates and interim financial reporting dates until the service period is complete. The fair value amount is then recognized over the period during which services are required to be provided in exchange for the award, usually the vesting period. Stock-based compensation expense is recorded by the Company in the same expense classifications in the consolidated statements of operations, as if such amounts were paid in cash.

Earnings (Loss) Per Share

Basic earnings (loss) per share is calculated by dividing net income (loss) available to common stockholders by the weighted average number of shares of the Company’s common stock outstanding during the period. “Diluted earnings per share” reflects the potential dilution that could occur if our share-based awards and convertible securities were exercised or converted into common stock. The dilutive effect of our share-based awards is computed using the treasury stock method, which assumes all share-based awards are exercised and the hypothetical proceeds from exercise are used to purchase common stock at the average market price during the period. The incremental shares (i.e., the difference between shares assumed to be issued versus purchased), to the extent they would have been dilutive, are included in the denominator of the diluted EPS calculation. The dilutive effect of our convertible preferred stock is computed using the if-converted method, which assumes conversion at the beginning of the year.

Potentially dilutive securities excluded from the computation of basic and diluted net earnings (loss) per share for the three months ended March 31, 2019 and 2018 are as follows:

	2019	2018
Preferred stock	286,359	287,453
Options to purchase common stock	880,585	1,058,200
Warrants to purchase common stock	1,743,008	1,767,786
Restricted stock units	222,514	156,340
Totals	3,132,466	3,269,779

Fair Value Measurements

Fair value is an estimate of the exit price, representing the amount that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). Fair value measurements are not adjusted for transaction cost. Fair value measurement under generally accepted accounting principles provides for use of a fair value hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels:

Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted market prices that are observable, either directly or indirectly, and reasonably available. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the Company.

Level 3: Unobservable inputs reflect the assumptions that the Company develops based on available information about what market participants would use in valuing the asset or liability.

An asset or liability’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Availability of observable inputs can vary and is affected by a variety of factors. The Company uses judgment in determining fair value of assets and liabilities and Level 3 assets and liabilities involve greater judgment than Level 1 and Level 2 assets or liabilities.

The Company has no liabilities measured at fair value on a recurring basis as of March 31, 2019 and December 31, 2018. The following are the Company’s assets measured at fair value on a recurring basis as of March 31, 2019 and December 31, 2018:

		Fair Value
	Fair Value	Hierarchy
Assets
Marketable securities, March 31, 2019	$492	Level 1
Marketable securities, December 31, 2018	$510	Level 1

Leases

In February 2016, the Financial Accounting Standards Board (“FASB”) established ASC Topic 842, Leases (Topic 842), by issuing ASU No. 2016-02, which requires lessees to recognize leases on the balance sheet and disclose key information about leasing arrangements. Topic 842 was subsequently amended by ASU No. 2018-01, Land Easement Practical Expedient for Transition to Topic 842; ASU No. 2018-10, Codification Improvements to Topic 842, Leases; and ASU No. 2018-11, Targeted Improvements. The new standard establishes a right-of-use (ROU) model that requires a lessee to recognize an ROU asset and lease liability on the balance sheet. Leases are classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the statement of operations. The Company adopted the new standard on January 1, 2019 using the modified-retrospective method, with an effective date or application date of January 1, 2019 and thus did not adjust comparative periods.

The new standard provides a number of optional practical expedients in transition. The Company has elected the “package of practical expedients”, which permits it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs. The Company did not elect the use-of-hindsight practical expedient.

The new standard had a material effect on the Company’s financial statements. The most significant effects of adoption relate to (1) the recognition of new ROU assets and lease liabilities on the Company’s balance sheet for real estate operating leases; and (2) providing significant new disclosures about the Company’s leasing activities.

As of January 1, 2019, the Company recognized additional operating lease liabilities of $568,268 based on the present value of the remaining minimum rental payments under current leasing standards for existing operating leases. The Company recognized corresponding ROU assets of $557,212. In February 2019, the Company entered into a new lease in Marietta, Georgia, which will be recognized on the balance sheet upon lease commencement expected to be in June 2019.

The new standard also provides practical expedients for an entity’s ongoing accounting. The Company elected the short-term lease recognition exemption for all leases that qualify. This means, for those leases that qualify, the Company does not recognize ROU assets or lease liabilities, and this includes not recognizing ROU assets or lease liabilities for existing short-term leases of those assets in transition. The Company expects changes to its disclosed lease recognition policies and practices, as well as to other related financial statement disclosures due to the adoption of this standard. See Note 6 for these revised disclosures for the first quarter of 2019.

Recent Accounting Pronouncements

In June 2018, the FASB issued ASU 2018-07, regarding ASC Topic 718
Compensation - Stock Compensation
, which largely aligns the accounting for share-based compensation for non-employees with the accounting for share-based compensation for employees. The guidance is effective for annual reporting periods beginning after December 15, 2018, including interim periods within that reporting period. The adoption of this standard did not have a material effect on our consolidated financial statements.

There are various other updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to a have a material impact on the Company's financial position, results of operations or cash flows.

NOTE 1 — ORGANIZATION

AudioEye, Inc. (“we”, “our”, the “Company”) was incorporated on May 20, 2005 in the state of Delaware. The Company has developed patented, Internet content publication and distribution software that enables conversion of any media into accessible formats and allows for real time distribution to end users on any Internet connected device. The Company’s focus is to create more comprehensive access to Internet, print, broadcast and other media to all people regardless of their network connection, device, location, or disabilities.

The Company is focused on developing innovations in the field of networked and device embedded audio technology. The Company owns a unique patent portfolio comprised of six issued patents in the United States, a notice of allowance from the U.S. Patent and Trademark Office for a seventh patent, and two U.S. patents pending with additional patents being drafted for filing with the U.S. Patent and Trademark Office and internationally.

Our common stock is listed on The NASDAQ Capital Market under the symbol “AEYE” since September 4, 2018. Prior to September 4, 2018, our common stock was listed on the OTCQB and the OTC Bulletin Board since April 15, 2013 under the same symbol.

In August 2018, the Company sold 1,000,000 shares of its common stock at $6.25 per share for net proceeds of $5,609,215, after costs and expenses of $640,785 (the “Private Placement”). At the closing of the Private Placement, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the investors pursuant to which the Company agreed to register the Shares for resale. On September 4, 2018, the Company filed a registration statement on Form S-1 covering the resale or other disposition of the securities subject to the Registration Rights Agreement.

On August 1, 2018, the Company amended its Articles of Incorporation to implement a reverse stock split in the ratio of 1 share for every 25 shares of common stock and to reduce the number of authorized common stock from 250,000,000 to 50,000,000. As a result, 186,994,384 shares of the Company’s common stock were exchanged for 7,479,775 shares of the Company's common stock. These financial statements have been retroactively restated to reflect the reverse stock split. (See Note 11)